Segment Information (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue	$ 585,818	$ 416,718	$ 482,449
Interest expense and financing cost	(145,009)	(136,559)	(133,479)
Depreciation and amortization	(61,235)	(71,015)	(81,723)
Equity in net (losses)/earnings of affiliated companies	69,275	(1,293)	(9,185)
Net (loss)/ income attributable to Navios Holdings common stockholders	116,686	(192,961)	(192,110)
Total assets	1,808,778	1,971,325
Goodwill	160,336	160,336
Investment in affiliates	125,744	56,988
Cash and cash equivalents	53,591	94,881
Restricted cash	84,260	16,303
Dry bulk vessels [Member]
Segment Reporting Information [Line Items]
Revenue	362,343	200,794	254,178
Interest income	26	48	9,610
Interest expense and financing cost	(80,450)	(88,237)	(92,948)
Depreciation and amortization	(29,582)	(42,076)	(52,288)
Equity in net (losses)/earnings of affiliated companies	69,275	(1,293)	(9,185)
Net (loss)/ income attributable to Navios Holdings common stockholders	140,651	(192,207)	(209,096)
Total assets	1,200,255	1,316,936	1,511,517
Goodwill	56,240	56,240	56,240
Capital expenditures	(24,950)	(99,068)	(36,628)
Investment in affiliates	125,744	56,988	64,352
Cash and cash equivalents	21,011	20,011	32,386
Restricted cash	84,260	16,303	736
Long-term debt, net (including current and noncurrent portion)	844,134	1,043,839	1,048,318
Administrative fee revenue from affiliate companies			16,991
Logistics Business [Member]
Segment Reporting Information [Line Items]
Revenue	223,475	215,924	228,271
Interest income	230	209	1,052
Interest expense and financing cost	(64,559)	(48,322)	(40,531)
Depreciation and amortization	(31,653)	(28,939)	(29,435)
Equity in net (losses)/earnings of affiliated companies	0	0	0
Net (loss)/ income attributable to Navios Holdings common stockholders	(23,965)	(754)	16,986
Total assets	608,523	654,389	631,338
Goodwill	104,096	104,096	104,096
Capital expenditures	(23,848)	(8,441)	(7,943)
Investment in affiliates	0	0	0
Cash and cash equivalents	32,580	74,870	45,605
Restricted cash	0	0	0
Long-term debt, net (including current and noncurrent portion)	542,350	540,590	514,929
Administrative fee revenue from affiliate companies			0
Total [Member]
Segment Reporting Information [Line Items]
Revenue	585,818	416,718	482,449
Interest income	256	257	10,662
Interest expense and financing cost	(145,009)	(136,559)	(133,479)
Depreciation and amortization	(61,235)	(71,015)	(81,723)
Equity in net (losses)/earnings of affiliated companies	69,275	(1,293)	(9,185)
Net (loss)/ income attributable to Navios Holdings common stockholders	116,686	(192,961)	(192,110)
Total assets	1,808,778	1,971,325	2,142,855
Goodwill	160,336	160,336	160,336
Capital expenditures	(48,798)	(107,509)	(44,571)
Investment in affiliates	125,744	56,988	64,352
Cash and cash equivalents	53,591	94,881	77,991
Restricted cash	84,260	16,303	736
Long-term debt, net (including current and noncurrent portion)	$ 1,386,484	$ 1,584,429	1,563,247
Administrative fee revenue from affiliate companies			$ 16,991